Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Trade receivables	R$ 915,216	R$ 771,392
Related Parties	37,779	18,137
Impairment losses on trade receivables	(89,751)	(92,017)	R$ (69,481)	R$ (46,500)
Total	R$ 863,244	R$ 697,512